N-4	May 22, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001140778
Entity Investment Company Type	N-4
Document Period End Date	May 22, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-10 in the updating summary prospectus and the summary prospectus for new investors.

Effective July 1, 2024, the existing entry for T. Rowe Price International Series, Inc. – International Stock Portfolio is deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses Ratio*	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price International Ltd (Price International)	0.95%	16.24%	7.71%	4.75%

Portfolio Companies [Table Text Block]
Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses Ratio*	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price International Ltd (Price International)	0.95%	16.24%	7.71%	4.75%

T. Rowe Price International Series, Inc. International Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
Portfolio Company Name [Text Block]	T. Rowe Price International Series, Inc. International Stock Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd (Price International)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	4.75%